UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: March 31, 2021
Estimated average burden hours per response . . . . . .2

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):     ☐

Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Bear ProFund, Biotechnology UltraSector ProFund, Bull ProFund, Communication Services UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Europe 30 ProFund, Falling U.S. Dollar ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Nasdaq-100 ProFund, Oil & Gas UltraSector ProFund, Oil Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund, Semiconductor UltraSector ProFund, Short Nasdaq-100 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, Short Small-Cap ProFund, Small-Cap ProFund, Small-Cap Growth ProFund, Small-Cap Value ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, U.S. Government Plus ProFund, UltraBear ProFund, UltraBull ProFund, UltraChina ProFund, UltraDow 30 ProFund, UltraEmerging Markets ProFund, UltraInternational ProFund, UltraJapan ProFund, UltraLatin America ProFund, UltraMid-Cap ProFund, UltraNasdaq-100 ProFund, UltraShort China ProFund, UltraShort Dow 30 ProFund, UltraShort Emerging Markets ProFund, UltraShort International ProFund, UltraShort Japan ProFund, UltraShort Latin America ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Small-Cap ProFund, UltraSmall-Cap ProFund, Utilities UltraSector ProFund

3.	Investment Company Act File Number:
811-08239

Securities Act File Number:
333-28339

4(a).	Last day of fiscal year for which this Form is filed:
July 31, 2019

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$14,554,175,640

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$14,938,724,879

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,061,966,525

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	16,000,691,404

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(1,446,515,764)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.0001298

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:               .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+$	0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A

	Method of Delivery:

		☐	Wire Transfer
		☐	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer

Date	September 30, 2019

*Please print the name and title of the signing officer below the signature.